UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (93.82%)
CONSUMER DISCRETIONARY – (8.19%)
Consumer Durables & Apparel – (2.42%)
Hunter Douglas NV (Netherlands)	309,979	$15,799,498
Consumer Services – (3.03%)
H&R Block, Inc.	35,520	594,605
Yum! Brands, Inc.	372,400	19,133,912
		19,728,517
Media – (1.95%)
Grupo Televisa S.A., ADR (Mexico)*	254,460	6,241,904
Walt Disney Co.	149,500	6,441,955
		12,683,859
Retailing – (0.79%)
Expedia, Inc.	226,400	5,131,356
	Total Consumer Discretionary	53,343,230
CONSUMER STAPLES – (12.41%)
Food & Staples Retailing – (3.59%)
CVS Caremark Corp.	681,530	23,390,110
Food, Beverage & Tobacco – (8.82%)
Coca-Cola Co.	304,030	20,172,391
Heineken Holding NV (Netherlands)	214,095	10,291,847
Kraft Foods Inc., Class A	682,000	21,387,520
Nestle S.A. (Switzerland)	97,790	5,605,491
		57,457,249
	Total Consumer Staples	80,847,359
ENERGY – (6.75%)
Devon Energy Corp.	82,402	7,562,032
Occidental Petroleum Corp.	107,374	11,219,509
Tenaris S.A., ADR (Argentina)	215,240	10,645,770
Transocean Ltd. *	186,469	14,535,259
	Total Energy	43,962,570
FINANCIALS – (12.59%)
Banks – (2.35%)
Commercial Banks – (2.35%)
Banco Santander Brasil S.A., ADS (Brazil)	178,760	2,191,597
U.S. Bancorp	57,500	1,519,725
Wells Fargo & Co.	366,100	11,605,370
		15,316,692
Diversified Financials – (7.09%)
Capital Markets – (2.60%)
Bank of New York Mellon Corp.	359,210	10,729,603
Charles Schwab Corp.	344,530	6,211,876
		16,941,479
Diversified Financial Services – (4.49%)
Oaktree Capital Group LLC, Class A (a)	691,250	29,205,312
		46,146,791
Insurance – (3.15%)
Property & Casualty Insurance – (2.39%)
Berkshire Hathaway Inc., Class B *	59,391	4,966,870
Markel Corp. *	25,547	10,587,954
		15,554,824

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (0.76%)
Transatlantic Holdings, Inc.	102,345	$4,981,131
		20,535,955
	Total Financials	81,999,438
HEALTH CARE – (15.67%)
Health Care Equipment & Services – (5.44%)
Baxter International Inc.	193,330	10,395,354
Becton, Dickinson and Co.	188,934	15,042,925
IDEXX Laboratories, Inc. *	129,750	10,023,188
		35,461,467
Pharmaceuticals, Biotechnology & Life Sciences – (10.23%)
Agilent Technologies, Inc. *	243,444	10,901,422
Johnson & Johnson	405,030	23,998,027
Merck & Co., Inc.	766,416	25,299,392
Pfizer Inc.	270,670	5,497,308
Techne Corp.	13,230	947,202
		66,643,351
	Total Health Care	102,104,818
INDUSTRIALS – (7.73%)
Capital Goods – (3.34%)
ABB Ltd., ADR (Switzerland)	203,670	4,926,777
Blount International, Inc. *	692,778	11,070,593
Lockheed Martin Corp.	71,518	5,750,047
		21,747,417
Commercial & Professional Services – (2.63%)
Iron Mountain Inc.	126,340	3,945,598
Nielsen Holdings N.V. *	484,100	13,220,771
		17,166,369
Transportation – (1.76%)
Clark Holdings, Inc. *(b)	958,000	368,830
Kuehne & Nagel International AG (Switzerland)	79,296	11,093,670
		11,462,500
	Total Industrials	50,376,286
INFORMATION TECHNOLOGY – (18.30%)
Semiconductors & Semiconductor Equipment – (4.46%)
Altera Corp.	115,930	5,102,079
Texas Instruments Inc.	692,950	23,948,352
		29,050,431
Software & Services – (11.77%)
Activision Blizzard, Inc.	677,110	7,431,282
Google Inc., Class A *	43,563	25,550,135
International Business Machines Corp.	18,444	3,007,663
Microsoft Corp.	663,860	16,842,128
SAP AG, ADR (Germany)	154,351	9,470,978
Youku.com Inc., ADR (China)*	302,650	14,378,902
		76,681,088

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (2.07%)
Harris Corp.	93,890	$4,656,944
Hewlett-Packard Co.	216,054	8,851,732
		13,508,676
	Total Information Technology	119,240,195
MATERIALS – (11.17%)
Air Products and Chemicals, Inc.	90,580	8,168,504
Monsanto Co.	141,080	10,194,441
Sherwin-Williams Co.	115,060	9,663,889
Sigma-Aldrich Corp.	251,750	16,023,888
Sino-Forest Corp. (Canada)*	923,330	24,095,151
Yingde Gases Group Co. Ltd. (China)*	5,515,930	4,609,284
	Total Materials	72,755,157
TELECOMMUNICATION SERVICES – (1.01%)
America Movil SAB de C.V., Series L, ADR (Mexico)	113,320	6,583,892
	Total Telecommunication Services	6,583,892

TOTAL COMMON STOCK – (Identified cost $466,096,628)		611,212,945

STOCK WARRANTS – (0.57%)
FINANCIALS – (0.57%)
Banks – (0.57%)
Commercial Banks – (0.57%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	330,600	3,735,780

TOTAL STOCK WARRANTS – (Identified cost $2,628,772)		3,735,780

SHORT-TERM INVESTMENTS – (5.34%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $7,614,030 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $7,766,280)	$7,614,000	7,614,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $5,713,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $5,827,260)	5,713,000	5,713,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $21,423,089 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $21,851,460)	21,423,000	21,423,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $34,750,000)		34,750,000

Total Investments – (99.73%) – (Identified cost $503,475,400) – (c)	649,698,725
Other Assets Less Liabilities – (0.27%)	1,763,993
Net Assets – (100.00%)	$651,462,718

ADR: American Depositary Receipt

ADS: American Depositary Share

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2011 (Unaudited)

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $29,205,312 or 4.49% of the Fund’s net assets as of March 31, 2011.

(b)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011.  The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2011, amounts to $368,830.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2010	Gross Additions	Gross Reductions	Shares March 31, 2011	Dividend Income
Clark Holdings, Inc.	958,000	–	–	958,000	$–

(c)	Aggregate cost for federal income tax purposes is $520,953,763. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$141,961,133
Unrealized depreciation	(13,216,171)
Net unrealized appreciation	$128,744,962

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2011 (Unaudited)

	Principal	Value
GOVERNMENT AGENCY NOTES – (0.77%)
Fannie Mae, 4.00%, 01/28/13	$400,000	$423,135
Federal Home Loan Bank, 5.30%, 06/15/12	722,537	749,213

TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $1,133,017)		1,172,348

MORTGAGES – (90.17%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (59.65%)
Fannie Mae, 4.50%, 01/25/14	242,589	250,656
Fannie Mae, 3.50%, 09/25/16	270,175	272,768
Fannie Mae, 5.00%, 02/25/17	307,012	309,730
Fannie Mae, 5.00%, 12/25/17	351,639	353,035
Fannie Mae, 4.00%, 01/25/19	1,265,000	1,319,731
Fannie Mae, 4.00%, 04/25/19	5,000,000	5,367,059
Fannie Mae, 2.00%, 06/25/19	3,577,862	3,626,621
Fannie Mae, 4.50%, 07/25/21	184,503	185,535
Fannie Mae, 4.00%, 07/25/23	3,066,694	3,220,614
Fannie Mae, 4.00%, 11/25/23	2,342,604	2,460,772
Fannie Mae, 5.50%, 03/25/28	135,292	135,922
Fannie Mae, 5.00%, 02/25/35	430,474	449,561
Fannie Mae, 0.4995%, 03/25/37 (a)	1,926,910	1,917,571
Fannie Mae, 0.7495%, 06/25/38 (a)	1,085,418	1,089,583
Freddie Mac, 4.50%, 05/15/16	179,405	180,445
Freddie Mac, 4.00%, 09/15/16	781,184	788,491
Freddie Mac, 4.00%, 01/15/17	490,877	504,340
Freddie Mac, 3.50%, 01/15/18	414,518	429,504
Freddie Mac, 5.00%, 01/15/18	520,233	528,122
Freddie Mac, 4.00%, 06/15/18	1,576,044	1,604,140
Freddie Mac, 4.50%, 07/15/18	1,681,811	1,778,263
Freddie Mac, 4.00%, 10/15/18	975,000	1,048,266
Freddie Mac, 2.00%, 11/15/18	2,118,793	2,148,606
Freddie Mac, 5.00%, 05/15/19	262,401	266,729
Freddie Mac, 2.25%, 06/15/20	1,619,553	1,646,306
Freddie Mac, 2.25%, 12/15/20	1,774,738	1,800,011
Freddie Mac, 2.50%, 12/15/20	2,910,999	2,920,777
Freddie Mac, 5.00%, 12/15/22	812,674	820,849
Freddie Mac, 4.50%, 09/15/23	3,069,979	3,240,328
Freddie Mac, 1.3625%, 03/15/24 (a)	3,582,673	3,638,145
Freddie Mac, 3.50%, 07/15/24	3,611,022	3,749,921
Freddie Mac, 4.00%, 01/15/26	4,891,622	5,150,999
Freddie Mac, 5.00%, 05/15/27	146,004	146,955
Freddie Mac, 4.00%, 01/15/28	4,835,471	5,096,366
Freddie Mac, 5.00%, 09/15/28	1,479,253	1,492,143
Freddie Mac, 4.50%, 06/15/29	2,553,803	2,590,893
Freddie Mac, 6.00%, 03/15/30	24,643	24,782
Freddie Mac, 4.25%, 06/15/33	497,773	507,732
Freddie Mac, 4.50%, 08/15/36	3,195,212	3,359,432
Freddie Mac, 0.655%, 11/15/37 (a)	3,912,872	3,918,801
Freddie Mac Reference REMIC, 5.125%, 06/15/18	2,446,197	2,518,315

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 4.50%, 10/20/20	$1,237,197	$1,260,199
Ginnie Mae, 4.00%, 11/20/30	3,180,566	3,327,816
Ginnie Mae, 5.00%, 02/16/32	2,776,822	2,853,117
Ginnie Mae, 5.00%, 08/20/32	1,025,629	1,035,382
Ginnie Mae, 4.00%, 05/20/33	4,849,636	5,188,461
Ginnie Mae, 6.1495%, 04/20/37 (a)	3,674,829	4,029,141
	Total Collateralized Mortgage Obligations	90,552,935
FANNIE MAE POOLS – (27.41%)
3.50%, 04/01/11, Pool No. 255245	50,405	50,405
4.562%, 01/01/15, Pool No. 725788	1,130,546	1,197,925
5.055%, 11/01/15, Pool No. 387686	4,669,223	5,035,185
6.00%, 09/01/17, Pool No. 665776	1,679,418	1,835,394
5.00%, 03/01/18, Pool No. 357369	750,715	805,470
4.50%, 08/01/18, Pool No. 254833	1,419,986	1,502,295
4.00%, 01/01/19, Pool No. 976841	1,066,602	1,115,065
3.50%, 09/01/20, Pool No. MA0521	2,625,216	2,707,254
3.00%, 12/01/20, Pool No. MA0605	4,818,250	4,860,591
4.00%, 07/01/25, Pool No. AD7151	3,101,765	3,194,237
6.50%, 07/01/32, Pool No. 635069	128,235	146,336
2.061%, 10/01/32, Pool No. 648917 (b)	1,149,204	1,190,625
4.836%, 05/01/35, Pool No. 826242 (b)	655,685	701,012
3.713%, 08/01/35, Pool No. AE0866 (b)	4,759,436	5,059,900
4.92%, 01/01/36, Pool No. 848973 (b)	766,012	806,940
2.285%, 03/01/36, Pool No. 843396 (b)	100,590	101,728
5.619%, 04/01/36, Pool No. 851605 (b)	769,542	839,003
2.965%, 11/01/36, Pool No. AE0870 (b)	1,951,981	2,064,901
6.50%, 09/01/37, Pool No. AA0924	2,332,001	2,556,804
4.207%, 03/01/39, Pool No. AE0362 (b)	3,461,333	3,623,272
2.841%, 01/01/40, Pool No. AD0881 (b)	2,096,846	2,215,687
	Total Fannie Mae Pools	41,610,029
FREDDIE MAC POOLS – (3.11%)
5.00%, 03/01/12, Pool No. M80963	383,248	388,754
3.50%, 04/01/12, Pool No. M80974	573,591	577,985
5.00%, 05/01/12, Pool No. M80971	581,327	591,846
4.00%, 12/01/12, Pool No. M81008	434,538	443,921
4.50%, 03/01/15, Pool No. B18794	481,703	502,184
5.50%, 12/01/18, Pool No. G11684	997,463	1,084,554
5.50%, 06/01/22, Pool No. G12688	665,206	720,169
2.646%, 12/01/34, Pool No. 1H1238 (b)	396,926	416,069
	Total Freddie Mac Pools	4,725,482

TOTAL MORTGAGES – (Identified cost $136,036,365)		136,888,446

OTHER AGENCIES – (0.21%)
Housing Urban Development, 6.00%, 08/01/20	300,000	317,383

TOTAL OTHER AGENCIES – (Identified cost $315,697)		317,383

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (8.95%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $2,976,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $3,035,520)	$2,976,000	$2,976,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $2,233,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $2,277,660)	2,233,000	2,233,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $8,373,035 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $8,540,460)	8,373,000	8,373,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,582,000)		13,582,000

Total Investments – (100.10%) – (Identified cost $151,067,079) – (c)	151,960,177
Liabilities Less Other Assets – (0.10%)	(146,128)
Net Assets – (100.00%)	$151,814,049

(a)
The interest rates on floating rate securities, shown as of March 31, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of March 31, 2011, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $151,067,079. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,485,396
Unrealized depreciation	(592,298)
Net unrealized appreciation	$893,098

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2011 (Unaudited)

	Principal	Value
FANNIE MAE – (3.85%)
1.125%, 04/07/11	$3,000,000	$3,000,417
1.375%, 04/28/11	1,556,000	1,557,309
6.00%, 05/15/11	158,000	159,079
3.375%, 05/19/11	5,842,000	5,866,396
0.265%, 06/02/11 (a)	1,500,000	1,499,315

TOTAL FANNIE MAE – (Identified cost $12,082,516)		12,082,516

FEDERAL FARM CREDIT BANK – (3.35%)
4.77%, 05/25/11	200,000	201,342
5.05%, 05/25/11	125,000	125,872
4.25%, 07/11/11	300,000	303,237
0.331%, 09/15/11 (b)	3,500,000	3,501,363
0.30%, 09/16/11 (b)	1,800,000	1,800,334
0.30%, 11/08/11	4,600,000	4,599,722

TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $10,531,870)		10,531,870

FEDERAL HOME LOAN BANK – (25.08%)
0.70%, 04/18/11	750,000	750,157
0.18%, 05/06/11 (b)	12,000,000	11,999,722
7.03%, 05/06/11	290,000	291,893
0.19%, 05/12/11	5,000,000	4,999,828
1.375%, 05/16/11	3,585,000	3,590,181
0.50%, 05/17/11	750,000	750,226
0.54%, 05/24/11	535,000	535,234
0.13%, 05/26/11 (b)	1,500,000	1,499,905
0.20%, 05/27/11 (b)	4,500,000	4,500,000
0.275%, 05/27/11 (b)	4,500,000	4,500,000
0.70%, 05/27/11	215,000	215,098
3.125%, 06/10/11	7,075,000	7,114,398
5.25%, 06/10/11	735,000	742,060
0.31%, 06/15/11 (b)	6,755,000	6,755,612
3.375%, 06/24/11	2,545,000	2,563,595
0.158%, 07/11/11 (b)	9,000,000	8,998,986
1.625%, 07/27/11	5,000,000	5,022,429
5.375%, 08/19/11	300,000	305,650
0.315%, 11/28/11 (b)	4,600,000	4,603,549
4.75%, 12/09/11	750,000	772,973
0.40%, 12/20/11	5,250,000	5,250,000
0.25%, 02/28/12 (b)	3,000,000	3,001,386

TOTAL FEDERAL HOME LOAN BANK – (Identified cost $78,762,882)		78,762,882

FREDDIE MAC – (8.19%)
0.3628%, 04/01/11 (b)	4,500,000	4,500,000
2.75%, 04/11/11	3,915,000	3,917,736
3.50%, 05/05/11	1,000,000	1,002,783
0.255%, 06/20/11 (a)	640,000	639,637
3.875%, 06/29/11	120,000	121,045

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Principal	Value
FREDDIE MAC – (CONTINUED)
5.25%, 07/18/11	$5,150,000	$5,226,760
0.2135%, 09/19/11 (b)	7,000,000	6,998,673
0.2483%, 10/26/11 (b)	1,510,000	1,510,353
0.218%, 02/10/12 (b)	1,800,000	1,800,171

TOTAL FREDDIE MAC – (Identified cost $25,717,158)		25,717,158

OTHER AGENCIES – (0.19%)
RFCO Strip, 0.5053%, 07/15/11 (a)	600,000	599,129

TOTAL OTHER AGENCIES – (Identified cost $599,129)		599,129

REPURCHASE AGREEMENTS – (59.33%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $40,827,159 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $41,643,540)	40,827,000	40,827,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $30,630,111 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $31,242,600)	30,630,000	30,630,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $114,861,479 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $117,158,220)	114,861,000	114,861,000

TOTAL REPURCHASE AGREEMENTS – (Identified cost $186,318,000)		186,318,000

Total Investments – (99.99%) – (Identified cost $314,011,555) – (c)	314,011,555
Other Assets Less Liabilities – (0.01%)	39,195
Net Assets – (100.00%)	$314,050,750

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.

(b)
The interest rates on floating rate securities, shown as of March 31, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $314,011,555.

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (99.87%)
CONSUMER DISCRETIONARY – (1.03%)
Retailing – (1.03%)
Bed Bath & Beyond Inc. *	130,000	$6,275,750
	Total Consumer Discretionary	6,275,750
ENERGY – (6.47%)
Canadian Natural Resources Ltd. (Canada)	797,890	39,439,703
	Total Energy	39,439,703
FINANCIALS – (87.93%)
Banks – (16.75%)
Commercial Banks – (16.75%)
Banco Santander Brasil S.A., ADS (Brazil)	139,900	1,715,174
ICICI Bank Ltd., ADR (India)	132,597	6,607,308
SKBHC Holdings LLC *(a)	878	2,853,406
State Bank of India Ltd., GDR (India)	334,149	43,105,221
U.S. Bancorp	101,671	2,687,165
Wells Fargo & Co.	1,427,319	45,246,012
		102,214,286
Diversified Financials – (39.36%)
Capital Markets – (20.64%)
Ameriprise Financial, Inc.	140,254	8,566,714
Bank of New York Mellon Corp.	1,030,874	30,792,206
Brookfield Asset Management Inc., Class A (Canada)	697,390	22,637,280
Charles Schwab Corp.	125,998	2,271,744
GAM Holding Ltd. (Switzerland)*	449,068	8,531,559
Goldman Sachs Group, Inc.	138,492	21,946,827
Julius Baer Group Ltd. (Switzerland)	655,068	28,427,883
T. Rowe Price Group Inc.	41,530	2,756,761
		125,930,974
Consumer Finance – (8.52%)
American Express Co. (b)	1,086,982	49,131,587
First Marblehead Corp. *	1,305,032	2,871,070
		52,002,657
Diversified Financial Services – (10.20%)
Bank of America Corp.	121,264	1,616,449
Cielo S.A. (Brazil)	492,300	4,173,235
Oaktree Capital Group LLC, Class A (a)	972,000	41,067,000
RHJ International (Belgium)*	47,264	381,801
RHJ International, 144A (Belgium)*(a)(c)	396,550	3,207,653
Visa Inc., Class A	160,137	11,789,286
		62,235,424
		240,169,055
Insurance – (31.82%)
Life & Health Insurance – (2.46%)
China Life Insurance Co., Ltd., ADR (China)	268,127	15,028,518
Multi-line Insurance – (8.84%)
Loews Corp. (b)	1,251,245	53,916,147
Property & Casualty Insurance – (9.71%)
ACE Ltd.	111,996	7,246,141
Markel Corp. *	69,686	28,881,363

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Progressive Corp. (Ohio)	1,094,565	$23,128,159
		59,255,663
Reinsurance – (10.81%)
Everest Re Group, Ltd.	197,972	17,457,171
Transatlantic Holdings, Inc.	996,096	48,479,992
		65,937,163
		194,137,491
	Total Financials	536,520,832
INDUSTRIALS – (4.44%)
Commercial & Professional Services – (4.44%)
D&B Corp.	58,402	4,686,176
Iron Mountain Inc.	717,600	22,410,648
		27,096,824
	Total Industrials	27,096,824

TOTAL COMMON STOCK – (Identified cost $395,377,018)		609,333,109

SHORT-TERM INVESTMENTS – (0.18%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $244,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $248,880)	$244,000	244,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $183,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $186,660)	183,000	183,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $687,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $700,740)	687,000	687,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,114,000)		1,114,000

Total Investments – (100.05%) – (Identified cost $396,491,018) – (d)	610,447,109
Liabilities Less Other Assets – (0.05%)	(275,471)
Net Assets – (100.00%)	$610,171,638

ADR: American Depositary Receipt

ADS: American Depositary Share

GDR: Global Depositary Receipt

* Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $47,128,059 or 7.72% of the Fund’s net assets as of March 31, 2011.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2011 (Unaudited)

(b)
A portion of these securities is pledged to cover unfunded capital commitments at March 31, 2011.  Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.  Unfunded capital commitments are recorded when capital calls are requested.  As of March 31, 2011, unfunded capital commitments amounted to $9,310,147.

(c)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $3,207,653 or 0.53% of the Fund's net assets as of March 31, 2011.

(d)	Aggregate cost for federal income tax purposes is $401,079,919. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$250,551,500
	Unrealized depreciation	(41,184,310)
Net unrealized appreciation		$209,367,190

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (47.95%)
CONSUMER DISCRETIONARY – (7.38%)
Consumer Durables & Apparel – (0.26%)
Toll Brothers, Inc. *	65,400	$1,292,958
Media – (2.18%)
News Corp., Class A	621,300	10,916,241
Retailing – (4.94%)
Amazon.com, Inc. *	24,713	4,451,676
Kohl's Corp.	381,800	20,250,672
		24,702,348
	Total Consumer Discretionary	36,911,547
CONSUMER STAPLES – (5.89%)
Food & Staples Retailing – (2.71%)
Whole Foods Market, Inc.	206,000	13,574,370
Food, Beverage & Tobacco – (1.23%)
Tyson Foods, Inc., Class A	319,700	6,135,043
Household & Personal Products – (1.95%)
Avon Products, Inc.	359,700	9,726,288
	Total Consumer Staples	29,435,701
ENERGY – (9.00%)
Devon Energy Corp.	198,100	18,179,637
Nabors Industries Ltd. *	494,900	15,035,062
Transocean Ltd. *	151,431	11,804,047
	Total Energy	45,018,746
FINANCIALS – (4.25%)
Diversified Financials – (4.25%)
Consumer Finance – (1.98%)
American Express Co.	219,000	9,898,800
Diversified Financial Services – (2.27%)
Bank of America Corp.	733,876	9,782,567
Citigroup Inc. *	351,860	1,555,221
		11,337,788
		21,236,588
	Total Financials	21,236,588
HEALTH CARE – (2.71%)
Health Care Equipment & Services – (2.71%)
Universal Health Services, Inc., Class B	274,500	13,563,045
	Total Health Care	13,563,045
INDUSTRIALS – (10.36%)
Capital Goods – (6.42%)
General Electric Co.	465,200	9,327,260
Masco Corp.	529,500	7,370,640
Quanta Services, Inc. *	685,790	15,382,270
		32,080,170
Commercial & Professional Services – (3.94%)
ADFITECH, Inc. *	266,000	831,250
School Specialty, Inc. *	503,863	7,195,164
Waste Connections, Inc.	405,750	11,681,542
		19,707,956
	Total Industrials	51,788,126

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.45%)
Semiconductors & Semiconductor Equipment – (3.45%)
Fairchild Semiconductor International, Inc. *	421,897	$7,678,525
Intel Corp.	77,300	1,559,914
International Rectifier Corp. *	242,100	8,003,826
		17,242,265
	Total Information Technology	17,242,265
MATERIALS – (3.48%)
Freeport-McMoRan Copper & Gold Inc.	158,482	8,803,675
Sealed Air Corp.	323,000	8,611,180
	Total Materials	17,414,855
UTILITIES – (1.43%)
AES Corp. *	551,700	7,172,100
	Total Utilities	7,172,100

TOTAL COMMON STOCK – (Identified cost $216,897,686)		239,782,973

PREFERRED STOCK – (10.85%)
CONSUMER DISCRETIONARY – (0.19%)
Automobiles & Components – (0.19%)
General Motors Co., 4.75%, Series B, Conv. Pfd.	20,000	963,400
	Total Consumer Discretionary	963,400
FINANCIALS – (5.72%)
Diversified Financials – (3.82%)
Diversified Financial Services – (3.82%)
Citigroup Capital XII, 8.50%, TRUPS	113,800	2,991,973
Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	127,200	16,133,412
		19,125,385
Real Estate – (1.90%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	374,010	9,490,504
	Total Financials	28,615,889
INDUSTRIALS – (2.23%)
Capital Goods – (1.07%)
United Rentals Trust I, 6.50%, Conv. Pfd.	104,241	5,316,291
Transportation – (1.16%)
Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	153,200	5,812,025
	Total Industrials	11,128,316
UTILITIES – (2.71%)
AES Trust III, 6.75%, Conv. Pfd.	274,410	13,531,843
	Total Utilities	13,531,843

TOTAL PREFERRED STOCK – (Identified cost $40,834,194)		54,239,448

CONVERTIBLE BONDS – (31.99%)
CONSUMER DISCRETIONARY – (0.68%)
Consumer Durables & Apparel – (0.68%)
Eastman Kodak Co., Conv. Sr. Notes, 7.00%, 04/01/17	$3,800,000	3,405,750
	Total Consumer Discretionary	3,405,750

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Principal	Value
CONVERTIBLE BONDS – (CONTINUED)
CONSUMER STAPLES – (4.10%)
Food, Beverage & Tobacco – (4.10%)
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	$15,672,000	$20,491,140
	Total Consumer Staples	20,491,140
ENERGY – (2.89%)
Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	2,400,000	2,394,000
Transocean Inc., Conv. Sr. Notes, 1.50%, 12/15/37	12,300,000	12,038,625
	Total Energy	14,432,625
FINANCIALS – (8.56%)
Diversified Financials – (0.06%)
Capital Markets – (0.06%)
Janus Capital Group Inc., Conv. Sr. Notes, 3.25%, 07/15/14	250,000	301,250
Real Estate – (8.50%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	6,650,000	9,684,063
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	21,850,000	30,289,562
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,600,000	2,550,000
		42,523,625
	Total Financials	42,824,875
HEALTH CARE – (2.93%)
Pharmaceuticals, Biotechnology & Life Sciences – (2.93%)
Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	3,700,000	14,633,500
	Total Health Care	14,633,500
INDUSTRIALS – (3.26%)
Capital Goods – (1.00%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	1,615,000	5,008,519
Commercial & Professional Services – (2.26%)
School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	10,900,000	11,308,750
	Total Industrials	16,317,269
INFORMATION TECHNOLOGY – (3.66%)
Semiconductors & Semiconductor Equipment – (3.66%)
Intel Corp., Conv. Jr. Sub. Deb., 2.95%, 12/15/35	9,050,000	9,355,438
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	7,600,000	8,977,500
		18,332,938
	Total Information Technology	18,332,938
MATERIALS – (5.91%)
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	8,555,000	15,088,881
United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	7,900,000	14,447,125
	Total Materials	29,536,006

TOTAL CONVERTIBLE BONDS – (Identified cost $119,099,219)		159,974,103

CORPORATE BONDS – (2.98%)
CONSUMER DISCRETIONARY – (0.55%)
Retailing – (0.55%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	2,400,000	2,753,525
	Total Consumer Discretionary	2,753,525
FINANCIALS – (0.14%)
Real Estate – (0.14%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	698,250
	Total Financials	698,250

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
HEALTH CARE – (0.19%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.19%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (a)	$1,000,000	$953,750
	Total Health Care	953,750
INDUSTRIALS – (2.10%)
Capital Goods – (1.95%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	9,500,000	9,755,132
Commercial & Professional Services – (0.15%)
ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	1,040,991	730,392
	Total Industrials	10,485,524

TOTAL CORPORATE BONDS – (Identified cost $23,803,784)		14,891,049

SHORT-TERM INVESTMENTS – (5.87%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $6,433,025 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $6,561,660)	6,433,000	6,433,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $4,827,017 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $4,923,540)	4,827,000	4,827,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $18,100,075 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $18,462,000)	18,100,000	18,100,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $29,360,000)		29,360,000

Total Investments – (99.64%) – (Identified cost $429,994,883) – (c)	498,247,573
Other Assets Less Liabilities – (0.36%)	1,801,523
Net Assets – (100.00%)	$500,049,096

T-DECS: Tangible Dividend Enhanced Common Stock

TRUPS: Trust Preferred Securities

* Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $10,637,813 or 2.13% of the Fund's net assets as of March 31, 2011.

(b)
This security is in default.  The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default.  As of March 31, 2011, the value of defaulted securities amounted to $698,250 (cost: $9,921,191) or 0.14% of the Fund's net assets.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2011 (Unaudited)

(c)	Aggregate cost for federal income tax purposes is $430,042,863. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$106,274,713
	Unrealized depreciation	(38,070,003)
Net unrealized appreciation		$68,204,710

Please refer to “Notes to Schedule of Investments” on page 21 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (80.19%)
CONSUMER DISCRETIONARY – (0.09%)
Consumer Durables & Apparel – (0.09%)
Homebuilding – (0.09%)
Toll Brothers, Inc. *	13,800	$272,826
Total Consumer Discretionary		272,826
FINANCIALS – (75.66%)
Real Estate – (75.66%)
Real Estate Investment Trusts (REITs) – (66.16%)
Diversified REITs – (2.46%)
Vornado Realty Trust	86,914	7,604,975
Industrial REITs – (4.61%)
DCT Industrial Trust Inc.	1,238,900	6,875,895
EastGroup Properties, Inc.	167,300	7,356,181
		14,232,076
Office REITs – (26.86%)
Alexandria Real Estate Equities, Inc.	235,613	18,370,746
Boston Properties, Inc.	51,900	4,922,715
Brandywine Realty Trust	724,300	8,793,002
Coresite Realty Corp.	636,500	10,082,160
Corporate Office Properties Trust	263,538	9,524,263
Digital Realty Trust, Inc.	148,400	8,627,976
Douglas Emmett, Inc.	334,700	6,275,625
DuPont Fabros Technology Inc.	676,500	16,405,125
		83,001,612
Residential REITs – (12.09%)
American Campus Communities, Inc.	580,100	19,143,300
Equity Residential	62,000	3,497,420
Essex Property Trust, Inc.	77,300	9,585,200
UDR, Inc.	211,000	5,142,070
		37,367,990
Retail REITs – (8.80%)
Regency Centers Corp.	193,500	8,413,380
Simon Property Group, Inc.	137,182	14,700,423
Taubman Centers, Inc.	76,100	4,077,438
		27,191,241
Specialized REITs – (11.34%)
Cogdell Spencer, Inc.	822,547	4,885,929
Entertainment Properties Trust	202,000	9,457,640
LaSalle Hotel Properties	212,100	5,726,700
Plum Creek Timber Co., Inc.	79,500	3,466,995
Public Storage	43,000	4,769,130
Ventas, Inc.	124,300	6,749,490
		35,055,884
		204,453,778
Real Estate Management & Development – (9.50%)
Real Estate Operating Companies – (8.22%)
Brookdale Senior Living Inc. *	258,000	7,224,000
Forest City Enterprises, Inc., Class A *	965,654	18,183,265
		25,407,265

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
Real Estate Services – (1.28%)
CB Richard Ellis Group, Inc., Class A *	148,300	$3,959,610
		29,366,875
		233,820,653
	Total Financials	233,820,653
INDUSTRIALS – (1.27%)
Transportation – (1.27%)
Alexander & Baldwin, Inc.	86,400	3,944,160
	Total Industrials	3,944,160
TELECOMMUNICATION SERVICES – (3.17%)
American Tower Corp., Class A *	188,900	9,788,798
	Total Telecommunication Services	9,788,798

TOTAL COMMON STOCK – (Identified cost $184,229,440)		247,826,437

PREFERRED STOCK – (7.01%)
FINANCIALS – (7.01%)
Real Estate – (7.01%)
Real Estate Investment Trusts (REITs) – (7.01%)
Industrial REITs – (1.36%)
AMB Property Corp., 6.75%, Series M	171,000	4,189,500
Office REITs – (4.75%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	468,943	11,899,428
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	79,500	2,787,469
		14,686,897
Retail REITs – (0.90%)
CBL & Associates Properties, Inc., 7.375%, Series D	114,160	2,784,534
	Total Financials	21,660,931

TOTAL PREFERRED STOCK – (Identified cost $10,254,696)		21,660,931

CONVERTIBLE BONDS – (3.20%)
FINANCIALS – (3.20%)
Real Estate – (3.20%)
Real Estate Investment Trusts (REITs) – (2.66%)
Office REITs – (2.66%)
Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	7,011,844
SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,230,000	1,222,312
		8,234,156
Real Estate Management & Development – (0.54%)
Real Estate Operating Companies – (0.54%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,657,500
	Total Financials	9,891,656

TOTAL CONVERTIBLE BONDS – (Identified cost $7,068,100)		9,891,656

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (8.95%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $6,062,024 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $6,183,240)	$6,062,000	$6,062,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $4,548,016 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $4,638,960)	4,548,000	4,548,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $17,054,071 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $17,395,080)	17,054,000	17,054,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $27,664,000)		27,664,000

Total Investments – (99.35%) – (Identified cost $229,216,236) – (b)	307,043,024
Other Assets Less Liabilities – (0.65%)	1,993,782
Net Assets – (100.00%)	$309,036,806

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $8,234,156 or 2.66% of the Fund's net assets as of March 31, 2011.

(b)	Aggregate cost for federal income tax purposes is $242,182,187. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$72,364,182
	Unrealized depreciation	(7,503,345)
Net unrealized appreciation		$64,860,837

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2011 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value.  For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2011 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$53,343,230	$–	$–	$6,275,750	$37,874,947	$272,826
Consumer staples	80,847,359	–	–	–	29,435,701	–
Energy	43,962,570	–	–	39,439,703	45,018,746	–
Financials	56,529,906	–	–	492,600,426	49,852,477	252,694,115
Health care	102,104,818	–	–	–	13,563,045	–
Industrials	50,376,286	–	–	27,096,824	50,956,876	3,944,160
Information technology	119,240,195	–	–	–	17,242,265	–
Materials	72,755,157	–	–	–	17,414,855	–
Telecommunication services	6,583,892	–	–	–	–	9,788,798
Utilities	–	–	–	–	20,703,943	–
Total Level 1	585,743,413	–	–	565,412,703	282,062,855	266,699,899

Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	138,378,177	–	–	–	–
Short-term	–	–	127,693,555	–	–	–
Convertible debt securities	–	–	–	–	159,974,103	9,891,656
Corporate debt securities	–	–	–	–	14,192,799	–
Equity securities:
Financials	29,205,312	–	–	41,067,000	–	2,787,469
Industrials	–	–	–	–	11,959,566	–
Short-term securities	34,750,000	13,582,000	186,318,000	1,114,000	29,360,000	27,664,000
Total Level 2	63,955,312	151,960,177	314,011,555	42,181,000	215,486,468	40,343,125

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	2,853,406	698,250	–
Total	$649,698,725	$151,960,177	$314,011,555	$610,447,109	$498,247,573	$307,043,024

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2011:

	Davis Financial Fund	Davis Appreciation & Income Fund
Investment Securities:
Beginning balance	$2,853,406	$–
Decrease in unrealized depreciation	–	16,625
Net purchases (sales)	–	–
Transfers in	–	681,625
Ending balance	$2,853,406	$698,250

Transfers in to Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.  The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 26, 2011

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: May 26, 2011